SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Short Term Deposit Weighted Average Interest Rate	1.24%
Percentage of Severance Pay	8.33%
Severance Costs	$ 130	$ 102	$ 26
Minimum Percentage of Cumulative Basis To Be Realized Upon Ultimate Settlement On Measure Tax Benefit	50.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,755,766	1,053,055	873,031
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 21	$ 21
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%